Segment Reporting (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Entitys Operating Segments Text Block Abstract
Number of segment	2
Percentage of total revenue for major customer	10.00%	10.00%	10.00%